Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
May 31, 2026
LEI-NPRT1-0726
1.802179.122
Common Stocks - 96.7%
	Shares	Value ($)
CANADA - 2.1%
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Alimentation Couche-Tard Inc	177,500	10,028,270
UNITED STATES - 94.6%
Communication Services - 0.0%
Entertainment - 0.0%
Live Nation Entertainment Inc (a)	300	50,523
Sphere Entertainment Co Class A (a)	400	55,392
		105,915
Media - 0.0%
New York Times Co/The Class A	600	45,126
TOTAL COMMUNICATION SERVICES		151,041
Consumer Discretionary - 87.4%
Hotels, Restaurants & Leisure - 87.4%
Airbnb Inc Class A (a)	118,500	15,797,235
Aramark	53,600	2,861,168
Booking Holdings Inc	253,967	42,521,695
Carnival Corp Ltd	829,400	23,272,964
Chipotle Mexican Grill Inc (a)	369,250	11,764,305
DoorDash Inc Class A (a)	119,800	19,082,942
DraftKings Inc Class A (a)	88,300	2,162,467
Dutch Bros Inc Class A (a)	25,300	1,467,400
Expedia Group Inc Class A (b)	134,200	30,301,018
Hilton Worldwide Holdings Inc	145,832	47,783,313
Hyatt Hotels Corp Class A (b)	15,100	2,738,536
Lindblad Expeditions Holdings Inc (a)(b)	473,400	10,864,530
Marriott International Inc/MD Class A1	98,625	37,043,550
McDonald's Corp	134,357	37,512,474
Planet Fitness Inc Class A (a)	42,300	2,263,473
Royal Caribbean Cruises Ltd (b)	79,300	22,571,159
Starbucks Corp	373,856	37,071,561
Texas Roadhouse Inc	16,900	3,052,478
Viking Holdings Ltd (a)	251,200	23,138,032
Wingstop Inc	23,336	3,662,819
Wynn Resorts Ltd	211,400	21,397,908
Yum! Brands Inc	119,600	17,694,820
TOTAL CONSUMER DISCRETIONARY		416,025,847
Consumer Staples - 6.2%
Consumer Staples Distribution & Retail - 5.1%
Casey's General Stores Inc	100	76,714
Performance Food Group Co (a)	46,800	4,595,292
US Foods Holding Corp (a)(b)	242,300	19,832,255
		24,504,261
Food Products - 1.1%
Bunge Global SA	18,500	2,281,050
Hershey Co/The	15,000	2,910,450
		5,191,500
TOTAL CONSUMER STAPLES		29,695,761
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Sunoco LP	75,200	4,883,488
TOTAL UNITED STATES		450,756,137
TOTAL COMMON STOCKS (Cost $317,786,292)		460,784,407

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	5,485,204	5,486,301
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	22,185,886	22,188,105
TOTAL MONEY MARKET FUNDS (Cost $27,674,406)			27,674,406

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $345,460,698)	488,458,813
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(12,056,035)
NET ASSETS - 100.0%	476,402,778

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $41,168,615.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,697,394	47,937,473	46,148,566	28,623	-	-	5,486,301	5,485,204	0.0%
Fidelity Securities Lending Cash Central Fund	6,616,000	61,185,444	45,613,339	2,070	-	-	22,188,105	22,185,886	0.1%
Total	10,313,394	109,122,917	91,761,905	30,693	-	-	27,674,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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